Expense Example - Innovator Equity Dual Directional 15 Buffer ETF - December - Innovator Equity Dual Directional 15 Buffer ETF - December	Nov. 14, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252